Property and Equipment	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 4 - Property and Equipment

Property and equipment are summarized as follows:

	June 30, 2018	December 31, 2017

Leasehold improvements	$47,129	$-
Furniture and fixtures	27,488	11,057
Computer equipment and software	22,701	1,843
Total cost	97,318	12,900
Accumulated depreciation	1,612	245
Net property and equipment	$95,706	$12,655

Depreciation expense for periods ended June 30, 2018 and December 31, 2017 was $1,367 and $245, respectively.